Note 5 - Accrued Expenses	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
Accrued Expenses

Accrued Expenses are comprised of the following:

	December 31,
	2018	2017
Research & Development	585,000	-
Accrued Interest	432,000	-
Professional Fees	162,000	62,000
Consulting and Advisory Services	161,000	-
Board of Directors Service Costs	94,000	-
Payroll and Benefits	21,000	39,000
Accrued Expenses	1,455,000	101,000